Income Taxes (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Provision for income taxes attributable to continuing operations
Income taxes at the federal statutory rate		$ 66,049	$ 53,035	$ 36,859
Non-deductible expense related to incentive stock options			1	112
State income tax, net of federal benefit		2,728	2,172	1,519
Change in valuation allowance		1,425	1,273	157
Federal tax credits		(167)	(134)	(181)
Foreign tax credit		(4,356)	(2,849)	(1,228)
Other		873	738	(398)
Total provision		$ 66,552	$ 54,236	$ 36,840
Effective Tax Rate	35.20%	35.30%	35.80%	35.00%